Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Variable Interest Entity [Line Items]
Total assets		¥ 13,834,678	¥ 13,563,082
Total Liabilities		10,626,179	10,459,938
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		697,607	714,540
Total Liabilities		464,408	458,182
Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	890,807	913,307
Total Liabilities	[1]	473,365	466,633
Assets which are pledged as collateral	[2]	697,607	714,540
Commitments	[3]	81,668	65,041
Liquidating Customer Assets | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition Of Real Estate And Real Estate Development Projects For Customers | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	2,067	1,996
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	63,342	63,935
Total Liabilities	[1]	13,160	12,977
Assets which are pledged as collateral	[2]	16,377	17,923
Commitments	[3]	0	3,720
Corporate Rehabilitation Support Business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	214	431
Total Liabilities	[1]	4	158
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	98,490	104,364
Total Liabilities	[1]	257	316
Assets which are pledged as collateral	[2]	0	35
Commitments	[3]	45,136	25,299
Securitizing Financial Assets | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	222,949	266,662
Total Liabilities	[1]	152,142	158,620
Assets which are pledged as collateral	[2]	222,949	266,662
Commitments	[3]	0	828
Securitization Of Loans Receivable Originated By Third Parties | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	523	511
Total Liabilities	[1]	1,005	992
Assets which are pledged as collateral	[2]	523	511
Commitments	[3]	0	0
Power Generation Projects | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	305,556	304,064
Total Liabilities	[1]	222,328	226,224
Assets which are pledged as collateral	[2]	287,023	285,149
Commitments	[3]	36,532	35,194
Other VIEs | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	197,666	171,344
Total Liabilities	[1]	84,469	67,346
Assets which are pledged as collateral	[2]	170,735	144,260
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.